Equity (Details) - USD ($) $ / shares in Units, $ in Thousands												12 Months Ended
	Oct. 31, 2024	Jan. 21, 2024	Oct. 13, 2023	Aug. 18, 2023	Aug. 14, 2023	Mar. 22, 2023	Nov. 01, 2022	Sep. 15, 2022	Aug. 02, 2022	Jun. 30, 2022	Jun. 01, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 30, 2024	Nov. 21, 2023
Equity [Line Items]
Ordinary shares issued				75,000,000		13,858	1,423	75,000,000	923			646,179
Par value (in Dollars per share)																$ 0
Capital ratio				30:1
Reverse split ratio				26:1
Services rendered amount (in Dollars)												$ 105
Gross proceeds (in Dollars)											$ 10,210	$ 506	$ 2,196	$ 1,025
Issuance of aggregate shares											136,388
Number of units											12,885
Units per share (in Dollars per share)											$ 74.88
Exercise price (in Dollars per share)												$ 68.38	$ 68.38
Shares issued												10,828,251	706,683		1,541,096
Gross cash proceeds (in Dollars)												$ 6,255	$ 5,552	$ 9,005
Purchase sale (in Dollars)		$ 20,000
Commitment amount (in Dollars)		$ 20,000
Sale of ordinary shares		5,742,785
Share price rate		97.00%
Installment payment, percentage												10.00%
Payment for premium percentage												5.00%
Aggregate shares												55,293
Commitment fee (in Dollars)												$ 200
Bottom of Range [Member]
Equity [Line Items]
Shares issued																7,692
Interest rate, percentage												5.00%
Top of Range [Member]
Equity [Line Items]
Shares issued																230,769
Interest rate, percentage												18.00%
Pre-Funded Units [Member]
Equity [Line Items]
Units per share (in Dollars per share)											$ 73.29
SEPA [Member]
Equity [Line Items]
Gross proceeds (in Dollars)		$ 6,255
Commitment amount (in Dollars)												$ 5,000
Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued	1,094,793
Number of units											123,504
Shares issued														123,504
Warrants and exercise														123,504
Purchase price per share (in Dollars per share)	$ 4.38
June 2022 Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 68.38
Expire term										7 years
August 2023 Financing Round [Member]
Equity [Line Items]
Ordinary shares issued					212,500
Purchase price per share (in Dollars per share)					$ 5.2
Aggregate gross proceeds (in Dollars)					$ 1,300
August 2023 Financing Round [Member] | Over Allotment [Member]
Equity [Line Items]
Ordinary shares issued					37,500
August 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Ordinary shares issued					37,500
Purchase price per share (in Dollars per share)					$ 5.174
October 2023 Financing Round [Member]
Equity [Line Items]
Gross cash proceeds (in Dollars)			$ 5,026
October 2023 Financing Round [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)			$ 0.001
Shares issued			1,930,108									3,677,311
Warrants and exercise												3,677,311